Debt - Additional Information (FY) (Details) - USD ($) $ in Thousands				1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 25, 2022	Apr. 13, 2021	Apr. 03, 2021	Apr. 30, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Long-term Debt, Gross					$ 0		$ 0		$ 12,733	$ 16,123
Gain on debt extinguishment					0	$ 0	(200)	$ 1,134	$ 1,134	$ 0
Silicon Valley Bank [Member]
Debt Instrument [Line Items]
Gain on debt extinguishment			$ 1,100
Hercules Capital, Inc. [Member]
Debt Instrument [Line Items]
Debt maturity date	Feb. 25, 2022
Repayments of debt	$ 12,800
Interest/ non-use fee	100
End of term fee	900
Minimum [Member]
Debt Instrument [Line Items]
Repayments of debt		$ 100
Maximum [Member]
Debt Instrument [Line Items]
Repayments of debt		$ 300
New Loan [Member]
Debt Instrument [Line Items]
Long-term Debt, Gross											$ 12,700
Debt instrument additional loan amount											5,000
Frequency of periodic payment									monthly
Repayment terms									Borrowings under the Term Loan were repayable in monthly interest-only payments until August 1, 2021. The interest-only period is followed by monthly payments of equal principal plus interest until the loan maturity date of January 1, 2024.
Debt maturity date									Jan. 01, 2024
Outstanding borrowing bear interest rate									8.75%
Debt instrument final fee percentage									5.25%
Accrued end-of-term payment	900				$ 300		$ 300		$ 300
Debt weighted average interest rate									12.52%
Repayments of debt	12,800
Gain on debt extinguishment	$ 200
New Loan [Member] | Minimum [Member]
Debt Instrument [Line Items]
Debt instrument fixed interest rate									8.75%	8.75%
Debt instrument variable spread									4.00%
Debt instrument description of variable spread									the prime rate as reported in the Wall Street Journal
New Loan [Member] | Before One Year Anniversary
Debt Instrument [Line Items]
Debt instrument prepayment fee percentage									3.00%
New Loan [Member] | After One Year But Before Second Anniversary
Debt Instrument [Line Items]
Debt instrument prepayment fee percentage									2.00%
New Loan [Member] | After Second Year But Before Maturity
Debt Instrument [Line Items]
Debt instrument prepayment fee percentage									1.00%
New Loan [Member] | Additional Rate in Event Of Default
Debt Instrument [Line Items]
Debt instrument fixed interest rate									5.00%
Upon Lender Approval
Debt Instrument [Line Items]
Debt instrument additional loan amount											$ 10,000
Paycheck Protection Program Loan
Debt Instrument [Line Items]
Proceeds from Paycheck Protection Program loan				$ 1,100